Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Current income tax	$ (35,200)	$ (38,456)	$ (20,468)
Deferred income tax	(263,620)	62,697	(4,415)
Income tax	$ (298,820)	$ 24,241	$ (24,883)